INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Detailed Information About Components Of Tax Expense (Recovery)	The major components of income tax expense (recovery) are as follows:

	Year ended December 31,
	2023	2022
Current income tax expense	$228	$—
Deferred income tax recovery	(8,020)	(11,833)
Income tax recovery	$(7,792)	$(11,833)
(b)The income tax expense for the year can be reconciled to the accounting profit as follows:

	December 31,		December 31,
	2023		2022
Income / (loss) before income tax	$(72,988)		$(91,030)
Canadian federal and provincial income tax rates	(19,707)	27%	(24,578)	34%

Increase / (decrease) due to:
Permanent differences	(3,888)	5	873	(1)
Impact of foreign tax rates	4,106	(6)	3,494	(5)
Other foreign exchange differences	(1,033)	1	(3,028)	4
Prior year's adjustments relating to tax provision and tax returns	438	(1)	727	(1)
Change in unrecognized deferred taxes	13,632	(19)	10,829	(15)
Other	(1,340)	2	(150)	—
Income tax recovery	$(7,792)	11%	$(11,833)	16%

Schedule of Deferred Tax Assets / (Liabilities)
Movement in net deferred tax liabilities:

	December 31, 2023	December 31, 2022
Balance at the beginning of year	$(8,020)	$(19,853)
Recognized in loss	8,020	11,833
Balance at the end of the year	$—	$(8,020)
The following is the analysis of deferred tax assets / (liabilities) presented in the consolidated statements of financial position:

	December 31, 2023	December 31, 2022
Deferred income tax assets
Unused losses	$48,086	$26,054
Financing costs	663	422
Asset retirement obligation	11,952	17,269
Other	5,883	29,109
Gross deferred tax asset	$66,584	$72,854
Offset by deferred income tax liabilities	(66,584)	(58,395)
Net deferred tax asset	$—	$14,459

Deferred income tax liabilities
Inventory	(217)	(983)
Capital assets	(46,087)	(43,559)
Other	(20,280)	(21,873)
Gross deferred tax liabilities	$(66,584)	$(66,415)
Deferred income tax liabilities used to offset deferred tax asset	66,584	58,395
Net deferred income tax assets / (liabilities)	$—	$(8,020)
The deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized in the consolidated statements of financial position are as follows:

	Year ended December 31, 2023		Year ended December 31, 2022
	Canada	United States	Canada	United States
Deferred tax assets not recognized
Loss carry forwards (i)	$57,054	$—	$25,953	$—
Other	21,841	30,399	20,710	—
Total deferred tax assets not recognized	$78,895	$30,399	$46,663	$—

Non capital loss carry‑forwards	$57,054	$—	$25,953	$—
(i) Unused operating tax losses totaled $57.1 million at December 31, 2023. Canadian tax losses will expire between 2041 and 2043.